SUPPLEMENT DATED NOVEMBER 25, 2015
TO

PROSPECTUS DATED MAY 1, 2015
FOR
LARGE CASE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

Effective November 20, 2015 (the "Effective Date"), the Columbia Variable Portfolio – Marsico Growth Fund changed its name to Variable Portfolio – Loomis Sayles Growth Fund II. Also, on the Effective Date,
Marsico Capital Management, LLC was replaced by Loomis, Sayles & Company as sub-adviser to the Fund. All references to Marsico Capital Management, LLC are hereby deleted from the Prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.